FolioBeyond Rising Rates ETF

SCHEDULE OF INVESTMENTS at October 31, 2022 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES (1) - 93.9%
Federal Home Loan Mortgage Corporation REMICS
3.500%, 4/25/36	$6,716,882	$788,527
4.000%, 5/25/40	5,073,363	811,013
3.500%, 8/25/48	4,114,244	537,519
4.000%, 1/25/49	6,265,878	1,228,282
4.500%, 2/25/49	4,661,318	940,302
4.000%, 6/25/49	1,230,576	232,608
4.500%, 10/25/49	5,320,027	1,068,728
3.000%, 3/25/50	1,426,448	231,230
4.000%, 4/25/50	5,080,601	1,044,260
4.000%, 8/25/50	2,450,044	482,323
4.500%, 10/25/50	4,838,200	975,490
5.500%, 10/25/50	4,729,224	1,104,737
3.000%, 11/25/50	13,679,990	2,216,255
4.500%, 12/25/50	5,876,840	1,321,904
3.500%, 2/25/51	5,108,193	940,574
3.000%, 3/25/51	4,492,397	719,096
4.500%, 4/25/51	10,010,369	2,203,851
2.500%, 5/25/51	8,101,654	1,192,757
4.000%, 5/25/51	11,642,237	2,593,430
4.000%, 5/25/51	9,976,967	1,952,891
3.000%, 6/25/51	2,789,976	417,291
4.000%, 7/25/51	2,407,058	462,299
3.000%, 9/25/51	2,044,071	327,277
4.000%, 11/25/51	4,842,876	982,178
3.000%, 1/25/52	19,705,153	2,767,289
Federal National Mortgage Association REMICS
3.500%, 5/25/41	1,356,917	197,917
4.500%, 2/25/48	5,275,103	1,122,142
4.500%, 3/25/48	4,781,101	754,912
4.000%, 8/25/48	1,985,557	385,675
2.500%, 10/25/48	6,827,038	948,641
4.000%, 7/25/49	9,026,924	1,668,823
3.500%, 2/25/50	1,913,826	308,884
3.500%, 4/25/50	4,537,593	802,979
3.500%, 4/25/50	2,776,426	497,509
4.500%, 6/25/50	10,342,858	2,271,339
4.000%, 7/25/50	2,345,694	464,631
4.000%, 11/25/50	11,583,389	2,286,947
4.500%, 1/25/51	11,899,000	2,928,660
4.000%, 2/25/51	1,820,613	370,028
4.000%, 5/25/51	23,889,193	4,671,309
3.500%, 6/25/51	4,322,244	780,266
3.500%, 10/25/51	11,813,786	2,135,219
3.000%, 11/25/51	3,522,700	505,128
3.500%, 11/25/51	1,226,990	215,774
Government National Mortgage Association
3.000%, 11/20/46	16,806,065	2,259,777
3.500%, 11/20/48	5,569,020	908,085
4.000%, 11/20/47	7,610,407	1,033,988
4.500%, 2/20/49	5,371,733	1,049,665
3.500%, 6/20/49	6,552,202	934,925
4.000%, 1/20/50	6,525,899	807,571
4.500%, 1/20/50	9,498,340	1,740,962
5.000%, 2/20/50	847,409	158,834
3.000%, 6/20/50	11,149,349	1,683,988
3.500%, 6/20/50	11,017,171	1,814,811
4.500%, 10/20/50	9,948,266	1,994,986
2.500%, 11/20/50	10,851,734	725,710
4.000%, 11/20/50	8,860,577	1,650,832
4.000%, 12/20/50	1,100,069	202,287
4.000%, 1/20/51	18,933,607	3,544,812
3.500%, 4/20/51	5,285,705	833,817
3.500%, 4/20/51	7,556,190	1,130,527
3.500%, 7/20/51	22,159,974	3,575,483
3.500%, 9/20/51	2,707,744	464,544
4.500%, 9/20/51	2,611,946	365,062
3.500%, 1/20/52	24,119,181	3,383,299
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $75,126,613)		81,122,859

	Shares
SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds: 5.2%
First American Government Obligations Fund, Class X, 2.924% (2)	4,486,986	4,486,986
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,486,986)		4,486,986

TOTAL INVESTMENTS IN SECURITIES: 99.1%
(Cost $79,613,599)		85,609,845
Other Assets in Excess of Liabilities: 0.9%		771,354
TOTAL NET ASSETS: 100.0%		$86,381,199

(1)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(2)	The rate shown is the annualized seven-day effective yield as of October 31, 2022.

Summary of Fair Value Exposure at October 31, 2022 (Unaudited)

The FolioBeyond Rising Rates ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$-	$81,122,859	$-	$81,122,859
Short-Term Investments	4,486,986	-	-	4,486,986
Total Investments in Securities	$4,486,986	$81,122,859	$-	$85,609,845